SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Summary Of Significant Accounting Policies Line Items
Short-term deposits average rate (as a percent)	5.84%	4.95%
Severance expenses	$ 1,026	$ 2,583	$ 3,206
Total employer 401(k) contributions	1,138	1,116	1,006
Deferred revenues	1,505	2,297	$ 2,377
Capitalized internal use software	2,194
Aggregate amount of Remaining performance obligations	$ 1,206	2,049
Number of operating segments | Segment	1
Fair value inputs, revenue volatility	10.50%
Fair value inputs, discount rate, contingent consideration	4.60%
Designated as hedging instrument [Member]
Summary Of Significant Accounting Policies Line Items
Notional value of derivative instruments	$ 1,531	4,971
Not designated as hedging instrument [Member]
Summary Of Significant Accounting Policies Line Items
Notional value of derivative instruments	$ 0	$ 0